Operating Leases - Summary of Information Related To Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash flows from operating leases	$ 3,672	$ 6,395
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 3,695	$ 46
Weighted-average remaining lease term (in years): Operating leases	2 years 2 months 12 days	2 years 3 months 18 days
Weighted-average discount rate: Operating leases	5.80%	1.30%